Organization and Description of Business - Series A Perpetual Convertible Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	Oct. 18, 2016	Aug. 25, 2016	Dec. 31, 2016	Dec. 31, 2015
Series A Perpetual Conertible Preferred Stock
Series A preferred stock, par value (in dollars per share)			$ 0.001	$ 0.001
Series A preferred stock
Series A Perpetual Conertible Preferred Stock
Shares issued (in shares)		1.84
Dividend rate (as a percent)	8.00%	8.00%
Series A preferred stock, par value (in dollars per share)		$ 0.001
Preferred stock, share price (in dollars per share)		$ 50
Gross proceeds form sale of preferred stock		$ 92,000
Underwriting discounts and commissions		$ 3,680